FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                    Franklin Templeton International Trust
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906 (Address of
              principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/08
                           -------



Item 1. Schedule of Investments.





Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2008

CONTENTS

Franklin India Growth Fund ................................................    3
Templeton Foreign Smaller Companies Fund ..................................    4
Templeton Global Long-Short Fund ..........................................    8
Notes to Statements of Investments ........................................   14
FT (Mauritius) Offshore Investments Limited ...............................   16
Notes to Statement of Investments .........................................   18

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

FRANKLIN INDIA GROWTH FUND                                                      SHARES       VALUE
--------------------------                                                    ---------   -----------
    INVESTMENT IN PORTFOLIO
    (COST $61,505,131) 100.1%
    FT (Mauritius) Offshore Investments Ltd. ..............................   7,054,019   $51,989,295
                                                                                          -----------
    SHORT TERM INVESTMENTS (COST $79,461) 0.2%
    MONEY MARKET FUND 0.2%
(a) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.20% ..      79,461        79,461
                                                                                          -----------
    TOTAL INVESTMENTS (COST $61,584,592) 100.3% ...........................                52,068,756
    OTHER ASSETS, LESS LIABILITIES (0.3)% .................................                    68,865
                                                                                          -----------
    NET ASSETS 100.0% .....................................................               $52,137,621
                                                                                          ===========

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 3

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                    SHARES         VALUE
----------------------------------------                 --------------------------------------   ----------   ------------
       COMMON STOCKS 98.5%
       AUSTRALIA 9.0%
       Billabong International Ltd. ..................      Textiles, Apparel & Luxury Goods         331,534   $  3,183,144
       Downer EDI Ltd. ...............................       Commercial Services & Supplies        1,225,725      7,972,585
       Emeco Holdings Ltd. ...........................      Trading Companies & Distributors       2,702,509      2,849,136
       Iluka Resources Ltd. ..........................              Metals & Mining                1,788,688      8,081,721
       Pacific Brands Ltd. ...........................                Distributors                 1,076,512      1,960,776
       PaperlinX Ltd. ................................          Paper & Forest Products            2,647,437      4,847,003
                                                                                                               ------------
                                                                                                                 28,894,365
                                                                                                               ------------
       BAHAMAS 2.0%
   (a) Steiner Leisure Ltd. ..........................       Diversified Consumer Services           212,270      6,559,143
                                                                                                               ------------
       BELGIUM 1.1%
       Barco NV ......................................     Electronic Equipment & Instruments         82,850      3,430,052
                                                                                                               ------------
       BRAZIL 0.8%
       Companhia de Saneamento de Minas Gerais .......              Water Utilities                  134,900      2,525,927
                                                                                                               ------------
       CANADA 7.4%
   (a) ATS Automation Tooling Systems Inc. ...........                 Machinery                     797,560      4,159,963
       Biovail Corp. .................................              Pharmaceuticals                  367,500      3,697,255
       Dorel Industries Inc., B ......................             Household Durables                191,900      5,979,303
   (a) GSI Group Inc .................................     Electronic Equipment & Instruments        416,230      2,164,396
       Kingsway Financial Services Inc. ..............                 Insurance                     205,400      1,432,463
   (a) MDS Inc. ......................................       Life Sciences Tools & Services          376,719      5,291,287
   (a) Mega Brands Inc. ..............................        Leisure Equipment & Products           336,600      1,094,821
                                                                                                               ------------
                                                                                                                 23,819,488
                                                                                                               ------------
       CHINA 6.2%
   (a) AAC Acoustic Technologies Holdings Inc. .......          Communications Equipment           3,128,000      2,834,724
       Bio-Treat Technology Ltd. .....................       Commercial Services & Supplies        6,424,875      1,315,225
       People's Food Holdings Ltd. ...................               Food Products                 9,631,101      5,949,905
       Sinotrans Ltd., H .............................          Air Freight & Logistics           24,571,000      5,858,149
       Travelsky Technology Ltd., H ..................                IT Services                  2,694,150      1,633,457
       Weiqiao Textile Co. Ltd., H ...................      Textiles, Apparel & Luxury Goods       3,160,578      2,426,711
                                                                                                               ------------
                                                                                                                 20,018,171
                                                                                                               ------------
       FINLAND 4.6%
       Amer Sports OYJ ...............................        Leisure Equipment & Products           437,336      7,610,673
   (a) Elcoteq SE, A .................................          Communications Equipment             239,150      1,741,530
       Huhtamaki OYJ .................................           Containers & Packaging              616,447      5,258,074
                                                                                                               ------------
                                                                                                                 14,610,277
                                                                                                               ------------
       GERMANY 1.8%
   (a) Jenoptik AG ...................................     Electronic Equipment & Instruments        536,115      4,698,269
   (a) Logwin AG .....................................          Air Freight & Logistics              501,627      1,235,895
                                                                                                               ------------
                                                                                                                  5,934,164
                                                                                                               ------------
       HONG KONG 7.5%
       Asia Satellite Telecommunications
          Holdings Ltd. ..............................   Diversified Telecommunication Services    1,012,902      1,550,231
       Dah Sing Financial Group ......................              Commercial Banks                 637,269      4,991,013
       Fountain Set (Holdings) Ltd. ..................      Textiles, Apparel & Luxury Goods       8,860,566        885,892
       Giordano International Ltd. ...................              Specialty Retail               6,611,910      2,695,124
       Hung Hing Printing Group Ltd. .................           Containers & Packaging            1,400,260        376,923


                     4 | Quarterly Statements of Investments

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                    SHARES         VALUE
----------------------------------------                 --------------------------------------   ----------   ------------
       COMMON STOCKS (CONTINUED)
       HONG KONG (CONTINUED)
       Lerado Group (Holding) Co. Ltd. ...............        Leisure Equipment & Products         9,098,706   $    594,805
       Texwinca Holdings Ltd. ........................      Textiles, Apparel & Luxury Goods      12,214,808     10,772,084
       Yue Yuen Industrial Holdings Ltd. .............      Textiles, Apparel & Luxury Goods         780,045      2,024,740
                                                                                                               ------------
                                                                                                                 23,890,812
                                                                                                               ------------
       JAPAN 8.7%
       Aiful Corp. ...................................              Consumer Finance                 147,200      1,544,232
       Descente Ltd. .................................      Textiles, Apparel & Luxury Goods         741,000      4,326,306
       MEITEC Corp. ..................................       Commercial Services & Supplies          145,248      3,573,824
       Nichii Gakkan Co. .............................      Health Care Providers & Services         421,300      5,563,713
       Sohgo Security Services Co. Ltd. ..............       Commercial Services & Supplies          595,501      7,003,297
       Takuma Co. Ltd. ...............................                  Machinery                  1,027,000      3,369,242
       USS Co. Ltd. ..................................              Specialty Retail                  35,000      2,345,118
                                                                                                               ------------
                                                                                                                 27,725,732
                                                                                                               ------------
       NETHERLANDS 3.3%
       Aalberts Industries NV ........................                  Machinery                    111,796      1,720,628
       Draka Holding NV ..............................            Electrical Equipment                58,518      1,588,664
       OPG Groep NV ..................................      Health Care Providers & Services         290,100      5,156,989
       SBM Offshore NV ...............................         Energy Equipment & Services            90,465      2,035,591
                                                                                                               ------------
                                                                                                                 10,501,872
                                                                                                               ------------
       NORWAY 0.5%
       Tomra Systems ASA .............................       Commercial Services & Supplies          252,000      1,759,797
                                                                                                               ------------
       PHILIPPINES 0.5%
       First Gen Corp. ...............................      Independent Power Producers
                                                                 & Energy Traders                  2,261,000      1,482,623
                                                                                                               ------------
       SINGAPORE 2.5%
       Huan Hsin Holdings Ltd. .......................     Electronic Equipment & Instruments      2,700,075      1,085,715
       Osim International Ltd. .......................              Specialty Retail               5,210,223        990,392
       Venture Corp. Ltd. ............................     Electronic Equipment & Instruments        725,862      5,784,395
                                                                                                               ------------
                                                                                                                  7,860,502
                                                                                                               ------------
       SOUTH KOREA 10.8%
       Bank of Pusan .................................              Commercial Banks                 524,685      6,427,359
       Binggrae Co. Ltd. .............................                Food Products                   75,000      2,756,236
       Daeduck Electronics Co. Ltd. ..................     Electronic Equipment & Instruments        599,863      2,142,262
       Daegu Bank Co. Ltd. ...........................              Commercial Banks                 528,705      6,607,180
       Halla Climate Control Corp. ...................               Auto Components                 649,160      6,541,301
       INTOPS Co. Ltd. ...............................     Electronic Equipment & Instruments         77,936      1,485,962
       People & Telecommunication Inc. ...............          Communications Equipment             213,488      1,181,065
       Sindo Ricoh Co. ...............................             Office Electronics                 35,020      2,075,772
       Youngone Corp. ................................      Textiles, Apparel & Luxury Goods         699,989      5,255,536
                                                                                                               ------------
                                                                                                                 34,472,673
                                                                                                               ------------
       SWEDEN 3.1%
       D. Carnegie & Co. AB ..........................               Capital Markets                 597,605      7,646,045
       Niscayah Group AB .............................       Commercial Services & Supplies        1,257,190      2,283,045
                                                                                                               ------------
                                                                                                                  9,929,090
                                                                                                               ------------


                    Quarterly Statements of Investments | 5

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                    SHARES         VALUE
----------------------------------------                 --------------------------------------   ----------   ------------
       COMMON STOCKS (CONTINUED)
       SWITZERLAND 2.7%
       Verwaltungs- und Privat-Bank AG ...............               Capital Markets                  27,682   $  6,678,719
       Vontobel Holding AG ...........................               Capital Markets                  51,568      1,934,538
                                                                                                               ------------
                                                                                                                  8,613,257
                                                                                                               ------------
       TAIWAN 13.0%
   (a) AcBel Polytech Inc. ...........................            Electrical Equipment            10,191,440      4,441,766
       D-Link Corp. ..................................          Communications Equipment           3,152,949      4,230,558
       Giant Manufacturing Co. Ltd. ..................        Leisure Equipment & Products         2,601,000      7,727,172
       KYE Systems Corp. .............................           Computers & Peripherals           5,109,960      5,088,106
       Pihsiang Machinery Manufacturing Co. Ltd. .....      Health Care Equipment & Supplies       2,704,000      4,678,659
       Qisda Corp. ...................................           Computers & Peripherals           2,550,528      1,378,056
       Simplo Technology Co. Ltd. ....................           Computers & Peripherals             826,573      3,588,985
   (a) Ta Chong Bank Ltd. ............................              Commercial Banks              17,042,000      4,606,698
       Taiwan Fu Hsing ...............................              Building Products              7,000,980      2,845,555
       Test-Rite International Co. Ltd. ..............                Distributors                 5,123,944      3,011,034
                                                                                                               ------------
                                                                                                                 41,596,589
                                                                                                               ------------
       THAILAND 4.4%
   (a) Bank of Ayudhya Public Co. Ltd., NVDR .........              Commercial Banks               8,663,400      5,091,557
       Glow Energy Public Co. Ltd., fgn. .............              Independent Power
                                                                Producers & Energy Traders         5,587,554      4,625,735
       Total Access Communication Public Co. Ltd.,
          fgn. .......................................     Wireless Telecommunication Services     3,418,450      4,478,169
                                                                                                               ------------
                                                                                                                 14,195,461
                                                                                                               ------------
       UNITED KINGDOM 8.6%
       Bodycote PLC ..................................                  Machinery                  1,426,616      5,748,016
       Fiberweb PLC ..................................              Personal Products              3,006,400      1,922,015
       Future PLC ....................................                    Media                    4,273,340      2,371,952
       GAME Group PLC ................................              Specialty Retail                 712,708      3,620,394
       Henderson Group PLC ...........................               Capital Markets               1,713,280      3,973,695
       New Star Asset Management Group Ltd. ..........               Capital Markets               1,583,010      3,098,854
       Yule Catto & Co. PLC ..........................                  Chemicals                  2,835,307      6,828,993
                                                                                                               ------------
                                                                                                                 27,563,919
                                                                                                               ------------
       TOTAL COMMON STOCKS
          (COST $345,892,846) ........................                                                          315,383,914
                                                                                                               ------------


                     6 | Quarterly Statements of Investments

Franklin Templeton International Trust

                                                                                                   PRINCIPAL
TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                            AMOUNT         VALUE
----------------------------------------                                                          ----------   ------------
       SHORT TERM INVESTMENTS
          (COST $4,156,790) 1.3%
       U.S. GOVERNMENT AND AGENCY SECURITIES 1.3%
   (b) FHLB, 8/01/08 ..........................................................................   $4,157,000   $  4,157,000
                                                                                                               ------------
       TOTAL INVESTMENTS (COST $ 350,049,636) 99.8% ...........................................                 319,540,914
       OTHER ASSETS, LESS LIABILITIES 0.2% ....................................................                     500,909
                                                                                                               ------------
       NET ASSETS 100.0% ......................................................................                $320,041,823
                                                                                                               ============

See Selected Portfolio Abbreviations on page 13.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  The security is traded on a discount basis with no stated coupon rate.


                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 7

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND                                        INDUSTRY                    SHARES         VALUE
--------------------------------                         --------------------------------------   ----------   ------------
       COMMON STOCKS 95.9%
       AUSTRALIA 0.7%
       Alumina Ltd. ..................................               Metals & Mining                 378,300   $  1,655,836
                                                                                                               ------------
       AUSTRIA 1.8%
       Telekom Austria AG ............................   Diversified Telecommunication Services      196,790      4,062,886
                                                                                                               ------------
       BERMUDA 1.5%
   (a) Invesco Ltd. ..................................               Capital Markets                 147,830      3,442,961
                                                                                                               ------------
       BRAZIL 0.2%
   (a) Embraer-Empresa Brasileira de Aeronautica SA,
          ADR ........................................             Aerospace & Defense                11,982        366,170
                                                                                                               ------------
       FRANCE 5.7%
       France Telecom SA .............................   Diversified Telecommunication Services      197,380      6,269,571
       Compagnie Generale des Etablissements
           Michelin, B ...............................               Auto Components                  13,450        892,622
       Sanofi-Aventis ................................               Pharmaceuticals                  38,950      2,737,402
       Vivendi SA ....................................                    Media                       68,320      2,873,244
                                                                                                               ------------
                                                                                                                 12,772,839
                                                                                                               ------------
       GERMANY 5.0%
       Bayerische Motoren Werke AG ...................                 Automobiles                    54,570      2,461,762
   (b) Infineon Technologies AG ......................       Semiconductors & Semiconductor
                                                                        Equipment                    433,480      3,285,103
       Siemens AG ....................................           Industrial Conglomerates             43,720      5,341,494
                                                                                                               ------------
                                                                                                                 11,088,359
                                                                                                               ------------
       ISRAEL 1.0%
(a, b) Check Point Software Technologies Ltd. ........                   Software                     99,226      2,265,330
                                                                                                               ------------
       ITALY 5.6%
       Eni SpA .......................................         Oil, Gas & Consumable Fuels           139,408      4,725,969
       Intesa Sanpaolo SpA ...........................               Commercial Banks                635,180      3,587,970
       UniCredit SpA .................................               Commercial Banks                698,000      4,193,163
                                                                                                               ------------
                                                                                                                 12,507,102
                                                                                                               ------------
       JAPAN 4.4%
       FUJIFILM Holdings Corp. .......................      Electronic Equipment & Instruments        72,300      2,278,115
       Olympus Corp. .................................       Health Care Equipment & Supplies         63,000      2,125,203
       Sohgo Security Services Co. Ltd. ..............        Commercial Services & Supplies         192,000      2,257,986
       Takeda Pharmaceutical Co. Ltd. ................               Pharmaceuticals                  23,830      1,269,844
       Toyota Motor Corp. ............................                 Automobiles                    42,355      1,829,149
                                                                                                               ------------
                                                                                                                  9,760,297
                                                                                                               ------------
       NETHERLANDS 2.9%
       ING Groep NV ..................................        Diversified Financial Services         152,440      4,993,043
       Randstad Holding NV ...........................        Commercial Services & Supplies          52,590      1,494,973
                                                                                                               ------------
                                                                                                                  6,488,016
                                                                                                               ------------
       NORWAY 2.6%
       Aker Solutions ASA ............................         Energy Equipment & Services            49,370      1,170,088
       Telenor ASA ...................................   Diversified Telecommunication Services      301,060      4,580,645
                                                                                                               ------------
                                                                                                                  5,750,733
                                                                                                               ------------


                     8 | Quarterly Statements of Investments

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND                                        INDUSTRY                    SHARES         VALUE
--------------------------------                         --------------------------------------   ----------   ------------
       COMMON STOCKS (CONTINUED)
       RUSSIA 1.1%
   (a) Gazprom, ADR ..................................        Oil, Gas & Consumable Fuels             51,640   $  2,463,228
                                                                                                               ------------
       SINGAPORE 1.0%
(a, b) Flextronics International Ltd. ................     Electronic Equipment & Instruments        244,140      2,180,170
                                                                                                               ------------
       SOUTH KOREA 3.8%
       Hana Financial Group Inc. .....................              Commercial Banks                  59,691      2,267,344
       Samsung Electronics Co. Ltd. ..................      Semiconductors & Semiconductor
                                                                       Equipment                       5,540      3,086,747
       Shinhan Financial Group Co. Ltd. ..............              Commercial Banks                  67,410      3,156,566
                                                                                                               ------------
                                                                                                                  8,510,657
                                                                                                               ------------
       SPAIN 1.1%
       Telefonica SA .................................   Diversified Telecommunication Services       93,800      2,447,048
                                                                                                               ------------
       SWITZERLAND 1.5%
       Adecco SA .....................................       Commercial Services & Supplies           60,800      2,802,046
       Roche Holding AG ..............................              Pharmaceuticals                    3,072        569,769
                                                                                                               ------------
                                                                                                                  3,371,815
                                                                                                               ------------
       TAIWAN 3.0%
   (c) Compal Electronics Inc., GDR, Reg S ...........          Computers & Peripherals              237,050      1,133,099
       D-Link Corp. ..................................          Communications Equipment             878,265      1,178,437
       Mega Financial Holding Co. Ltd. ...............              Commercial Banks               4,510,000      3,055,156
   (a) Taiwan Semiconductor Manufacturing Co. Ltd.,
          ADR ........................................     Semiconductors & Semiconductor
                                                                       Equipment                     146,504      1,391,788
                                                                                                               ------------
                                                                                                                  6,758,480
                                                                                                               ------------
       TURKEY 1.2%
   (a) Turkcell Iletisim Hizmetleri AS, ADR ..........    Wireless Telecommunication Services        144,160      2,782,288
                                                                                                               ------------
       UNITED KINGDOM 19.7%
       Aviva PLC .....................................                 Insurance                     281,720      2,817,469
       BAE Systems PLC ...............................            Aerospace & Defense                401,753      3,583,868
       BP PLC ........................................        Oil, Gas & Consumable Fuels            463,818      4,794,930
       British Sky Broadcasting Group PLC ............                   Media                       218,605      1,968,500
       Compass Group PLC .............................       Hotels, Restaurants & Leisure           240,607      1,745,700
       G4S PLC .......................................       Commercial Services & Supplies          829,129      3,172,194
       GlaxoSmithKline PLC ...........................              Pharmaceuticals                  208,739      4,866,214
       Kingfisher PLC ................................              Specialty Retail               1,490,376      3,498,065
       Pearson PLC ...................................                   Media                       233,523      3,011,323
       Premier Foods PLC .............................               Food Products                 1,080,230      1,852,306
       Royal Bank of Scotland Group PLC ..............              Commercial Banks                 486,537      2,042,300
       Royal Dutch Shell PLC, B ......................        Oil, Gas & Consumable Fuels            130,698      4,619,560
       Vodafone Group PLC ............................    Wireless Telecommunication Services      1,378,160      3,716,880
       William Morrison Supermarkets PLC .............          Food & Staples Retailing             254,659      1,307,492
       Yell Group PLC ................................                   Media                       756,630      1,057,433
                                                                                                               ------------
                                                                                                                 44,054,234
                                                                                                               ------------
       UNITED STATES 32.1%
   (a) 3M Co. ........................................          Industrial Conglomerates               4,671        328,792
   (a) American International Group Inc. .............                 Insurance                      97,160      2,531,018
(a, b) Amgen Inc. ....................................               Biotechnology                    83,160      5,208,311
   (a) Aon Corp. .....................................                 Insurance                      54,760      2,508,008


                    Quarterly Statements of Investments | 9

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND                                        INDUSTRY                    SHARES         VALUE
--------------------------------                         --------------------------------------   ----------   ------------
       COMMON STOCKS (CONTINUED)
       UNITED STATES (CONTINUED)
(a, b) Arris Group Inc. ..............................           Communications Equipment             24,696   $    236,341
   (a) CapitalSource Inc. ............................        Real Estate Investment Trusts           29,176        339,025
   (a) Carnival Corp. ................................        Hotels, Restaurants & Leisure           11,436        422,446
(a, b) Cisco Systems Inc. ............................           Communications Equipment            169,060      3,717,629
   (a) Comcast Corp. .................................                    Media                      119,310      2,460,172
   (a) Covidien Ltd. .................................       Health Care Equipment & Supplies         35,750      1,760,330
   (a) E. I. du Pont de Nemours and Co. ..............                  Chemicals                     40,270      1,764,229
   (a) El Paso Corp. .................................         Oil, Gas & Consumable Fuels           245,600      4,403,608
   (a) FedEx Corp. ...................................           Air Freight & Logistics              15,109      1,191,194
   (a) FirstEnergy Corp. .............................              Electric Utilities                 4,868        358,041
(a, b) FormFactor Inc. ...............................         Semiconductors & Semiconductor
                                                                         Equipment                    15,800        274,920
   (a) The Gap Inc. ..................................               Specialty Retail                 68,690      1,107,283
   (a) General Electric Co. ..........................           Industrial Conglomerates            109,270      3,091,248
(a, b) Hansen Natural Corp. ..........................                  Beverages                     12,323        281,704
(a, b) Helix Energy Solutions Group Inc. .............         Energy Equipment & Services            13,159        420,167
   (a) IBERIABANK Corp. ..............................               Commercial Banks                  4,243        218,430
(a, b) Leapfrog Enterprises Inc. .....................         Leisure Equipment & Products          425,760      4,074,523
   (a) Lowe's Cos. Inc. ..............................               Specialty Retail                 13,768        279,766
   (a) Merck & Co. Inc. ..............................               Pharmaceuticals                 107,030      3,521,287
(a, b) Microsemi Corp. ...............................         Semiconductors & Semiconductor
                                                                         Equipment                    17,162        445,525
   (a) Microsoft Corp. ...............................                   Software                    230,540      5,929,489
   (a) News Corp., A .................................                    Media                      245,620      3,470,611
(a, b) Oracle Corp. ..................................                   Software                    173,696      3,739,675
   (a) Peabody Energy Corp. ..........................         Oil, Gas & Consumable Fuels             8,574        580,031
   (a) PepsiCo Inc. ..................................                  Beverages                      5,440        362,086
   (a) Pfizer Inc. ...................................               Pharmaceuticals                 197,130      3,680,417
   (a) Phillips-Van Heusen Corp. .....................       Textiles, Apparel & Luxury Goods         12,349        437,155
   (a) Progressive Corp. .............................                  Insurance                    162,860      3,297,915
   (a) Schering-Plough Corp. .........................               Pharmaceuticals                  18,393        387,724
(a, b) Scientific Games Corp., A .....................        Hotels, Restaurants & Leisure           11,836        359,104
   (a) Sprint Nextel Corp. ...........................     Wireless Telecommunication Services       209,350      1,704,109
   (a) Target Corp. ..................................               Multiline Retail                 11,015        498,208
   (a) Torchmark Corp. ...............................                  Insurance                     64,750      3,758,737
   (a) Tyco Electronics Ltd. .........................      Electronic Equipment & Instruments        35,750      1,184,755
   (a) Tyco International Ltd. .......................           Industrial Conglomerates             35,750      1,593,020
                                                                                                               ------------
                                                                                                                 71,927,033
                                                                                                               ------------
       TOTAL COMMON STOCKS
           (COST $224,690,745) .......................                                                          214,655,482
                                                                                                               ------------


                    10 | Quarterly Statements of Investments

Franklin Templeton International Trust

                                                                                                   PRINCIPAL
TEMPLETON GLOBAL LONG-SHORT FUND                                        INDUSTRY                    AMOUNT         VALUE
--------------------------------                         --------------------------------------   ----------   ------------
       SHORT TERM INVESTMENTS
          (COST $8,810,000) 3.9%
       TIME DEPOSITS 3.9%
       UNITED STATES 3.9%
       Royal Bank of Scotland Group PLC, 2.188%,
          8/01/08 ....................................                                            $8,810,000   $  8,810,000
       TOTAL INVESTMENTS (COST $ 233,500,745)
          99.8% ......................................                                                          223,465,482
       SECURITIES SOLD SHORT (25.6)%                                                                            (57,269,168)
       OTHER ASSETS, LESS LIABILITIES 25.8% ..........                                                           57,669,854
                                                                                                               ------------
       NET ASSETS 100.0% .............................                                                         $223,866,167
                                                                                                               ============

                                                                                                    SHARES
                                                                                                  ----------
       SECURITIES SOLD SHORT 25.6%
       AUSTRALIA 0.4%
       Foster's Group Ltd. ...........................                 Beverages                     210,082        980,841
                                                                                                               ------------
       FRANCE 0.6%
       Hermes International ..........................      Textiles, Apparel & Luxury Goods           8,160      1,304,113
                                                                                                               ------------
       GERMANY 1.8%
       iShares MSCI Germany Index Fund ...............       Diversified Financial Services          136,815      3,993,630
                                                                                                               ------------
       HONG KONG 1.0%
       Cathay Pacific Airways Ltd. ...................                  Airlines                   1,196,000      2,308,771
                                                                                                               ------------
       ITALY 1.7%
       iShares MSCI Italy Index Fund .................       Diversified Financial Services          148,681      3,871,653
                                                                                                               ------------
       JAPAN 1.5%
       Toto Ltd. .....................................             Building Products                 471,000      3,448,311
                                                                                                               ------------
       MEXICO 0.8%
       Cemex SAB de CV, CPO, ADR .....................           Construction Materials               87,788      1,866,373
                                                                                                               ------------
       SOUTH KOREA 1.0%
       iShares MSCI South Korea Index Fund ...........       Diversified Financial Services           46,500      2,325,000
                                                                                                               ------------
       SWEDEN 1.1%
       Hennes & Mauritz AB, B ........................              Specialty Retail                  46,700      2,505,654
                                                                                                               ------------
       SWITZERLAND 1.4%
       Lindt & Spruengli Chocolate Works Ltd. ........               Food Products                       110      3,056,081
                                                                                                               ------------
       UNITED KINGDOM 2.0%
       iShares MSCI United Kingdom Index Fund ........       Diversified Financial Services          223,632      4,443,568
                                                                                                               ------------
       UNITED STATES 12.1%
       Career Education Corp. ........................       Diversified Consumer Services           146,040      2,678,374
       Chubb Corp. ...................................                 Insurance                      49,720      2,388,549
       Con-way Inc. ..................................                Road & Rail                     54,970      2,779,283
       iShares S&P Global Healthcare Sector Index
          Fund .......................................       Diversified Financial Services           51,305      2,768,418
       Jabil Circuit Inc. ............................     Electronic Equipment & Instruments        207,400      3,372,324


                    Quarterly Statements of Investments | 11

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND                                        INDUSTRY                    SHARES         VALUE
--------------------------------                         --------------------------------------   ----------   ------------
       SECURITIES SOLD SHORT (CONTINUED)
       UNITED STATES (CONTINUED)
       Lockheed Martin Corp. .........................            Aerospace & Defense                 25,880   $  2,700,060
       Northrop Grumman Corp. ........................            Aerospace & Defense                 29,210      1,968,462
       Powershares QQQ Nasdaq 100 ....................       Diversified Financial Services           67,836      3,083,825
       SPDR Trust Series 1 ...........................       Diversified Financial Services           19,037      2,414,463
       Zale Corp. ....................................              Specialty Retail                 136,140      3,011,417
                                                                                                               ------------
                                                                                                                 27,165,174
                                                                                                               ------------
       TOTAL SECURITIES SOLD SHORT
          (PROCEEDS $61,611,201) .....................                                                         $ 57,269,168
                                                                                                               ------------

See Selected Portfolio Abbreviations on page 13.

(a) Security or a portion of the security has been segregated as collateral for securities sold short. At July 31, 2008, the value of securities and or cash pledged amounted to $86,818,968.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the value of this security was $1,133,099, representing 0.51% of net assets.

                    See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
CPO  - Certificates of Ordinary Participation
GDR  - Global Depository Receipt
FHLB - Federal Home Loan Bank
SPDR - S & P Depository Receipt

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin Templeton International Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of three funds (Funds). Effective January 31, 2008, the Trust began offering shares of the Franklin India Growth Fund.

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement of Investments. At July 31, 2008, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American


                     14 | Quarterly Statement of Investments

Franklin Templeton International Trust

2. SECURITY VALUATION (CONTINUED)

Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

The India Growth Fund's investment in the Portfolio's shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

3. INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                TEMPLETON         TEMPLETON
                                             FOREIGN SMALLER        GLOBAL       FRANKLIN INDIA
                                              COMPANIES FUND   LONG-SHORT FUND    GROWTH FUND*
                                             ---------------   ---------------   --------------
Cost of investments ......................     $350,049,636      $233,696,682      $55,422,292
                                               ------------      ------------      -----------
Unrealized appreciation ..................     $ 52,936,068      $ 21,828,782      $   580,717
Unrealized depreciation ..................      (83,444,790)      (32,059,981)      (7,872,243)
                                               ------------      ------------      -----------
Net unrealized appreciation
   (depreciation) ........................     $(30,508,722)     $(10,231,199)     $(7,291,526)
                                               ============      ============      ===========

*    Includes the holdings of the Portfolio.

4. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 15

FT (Mauritius) Offshore Investments Limited

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                    SHARES        VALUE
                                                  ----------   -----------
    COMMON STOCKS 92.4%
    INDIA 92.4%
    AUTO COMPONENTS 1.5%
    Bosch Ltd. ................................        8,955   $   785,385
                                                               -----------
    AUTOMOBILES 2.2%
(a) Hero Honda Motors Ltd. ....................       60,640     1,148,539
                                                               -----------
    BEVERAGES 1.0%
    United Spirits Ltd. .......................       16,598       498,993
                                                               -----------
    CAPITAL MARKETS 0.9%
    India Infoline Ltd. .......................       29,722       452,929
                                                               -----------
    COMMERCIAL BANKS 9.7%
    Axis Bank Ltd. ............................       81,562     1,255,295
    HDFC Bank Ltd. ............................       71,471     1,842,565
    ICICI Bank Ltd. ...........................      130,694     1,953,019
                                                               -----------
                                                                 5,050,879
                                                               -----------
    CONSTRUCTION & ENGINEERING 4.8%
    Hindustan Construction Ltd. ...............      108,319       222,204
    Larsen & Toubro Ltd. ......................       37,518     2,298,495
                                                               -----------
                                                                 2,520,699
                                                               -----------
    CONSTRUCTION MATERIALS 2.7%
    ACC Ltd. ..................................       20,000       275,071
    Grasim Industries Ltd. ....................       26,332     1,115,950
                                                               -----------
                                                                 1,391,021
                                                               -----------
    DIVERSIFIED FINANCIAL SERVICES 4.2%
    Crisil Ltd. ...............................          855        72,955
    Infrastructure Development Finance
       Co. Ltd. ...............................      445,661       963,526
    Kotak Mahindra Bank Ltd. ..................       90,256     1,132,568
                                                               -----------
                                                                 2,169,049
                                                               -----------
    ELECTRICAL EQUIPMENT 5.5%
    ABB Ltd. India ............................       84,337     1,528,780
    Bharat Heavy Electricals Ltd. .............       33,365     1,318,665
                                                               -----------
                                                                 2,847,445
                                                               -----------
    FOOD PRODUCTS 4.5%
    Nestle India Ltd. .........................       61,036     2,345,627
                                                               -----------
    HOUSEHOLD PRODUCTS 5.0%
    Hindustan Unilever Ltd. ...................      466,224     2,630,525
                                                               -----------
    IT SERVICES 8.1%
    Infosys Technologies Ltd. .................       61,912     2,307,373
    Satyam Computer Services Ltd. .............       73,717       659,893
    Tata Consultancy Services Ltd. ............       63,124     1,237,042
                                                               -----------
                                                                 4,204,308
                                                               -----------
    MACHINERY 2.2%
    Cummins India Ltd. ........................      176,312     1,173,864
                                                               -----------
    MEDIA 0.1%
    Television Eighteen India Ltd. ............        6,800        35,174
                                                               -----------


                    16 | Quarterly Statements of Investments

FT (Mauritius) Offshore Investments Limited

                                                    SHARES        VALUE
                                                  ----------   -----------
    COMMON STOCKS (CONTINUED)
    INDIA (CONTINUED)
    METALS & MINING 1.6%
(a) Sterlite Industries (India) Ltd. ..........       15,710   $   233,634
    Tata Steel Ltd. ...........................       39,697       611,991
                                                               -----------
                                                                   845,625
                                                               -----------
    OIL, GAS & CONSUMABLE FUELS 12.8%
    Bharat Petroleum Corp. Ltd. ...............      129,180       995,224
(a) Cairn India Ltd. ..........................       40,000       227,100
    Hindustan Petroleum Corp. Ltd. ............      112,685       583,405
    Indian Oil Corp. Ltd. .....................       13,080       124,154
    Reliance Industries Ltd. ..................       84,057     4,365,143
(a) Reliance Petroleum Ltd. ...................       91,445       354,514
                                                               -----------
                                                                 6,649,540
                                                               -----------
    PERSONAL PRODUCTS 3.6%
    Dabur India Ltd. ..........................      249,031       529,909
    Marico Ltd. ...............................    1,051,592     1,321,808
                                                               -----------
                                                                 1,851,717
                                                               -----------
    PHARMACEUTICALS 6.6%
    Glaxosmithkline Pharmaceuticals Ltd. ......       23,000       595,525
    Lupin Laboratories Ltd. ...................       52,693       914,610
    Pfizer Ltd. ...............................       34,800       461,463
(a) Sun Pharmaceutical Industries Ltd. ........       43,888     1,456,718
                                                               -----------
                                                                 3,428,316
                                                               -----------
    THRIFTS & MORTGAGE FINANCE 5.5%
    Housing Development Finance Corp. Ltd. ....       53,278     2,855,180
                                                               -----------
    WIRELESS TELECOMMUNICATION SERVICES 9.9%
(a) Bharti Airtel Ltd. ........................      181,351     3,411,363
(a) Idea Cellular Ltd. ........................      187,493       389,696
(a) Reliance Communication Ltd. ...............      116,005     1,365,431
                                                               -----------
                                                                 5,166,490
                                                               -----------
    TOTAL COMMON STOCKS (COST $54,525,933) ....                 48,051,305
                                                               -----------
    OTHER ASSETS, LESS LIABILITIES 7.6% .......                  3,937,990
                                                               -----------
    NET ASSETS 100.0% .........................                $51,989,295
                                                               ===========

(a)  Non-income producing for the twelve months ended July 31, 2008.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

FT (Mauritius) Offshore Investments Limited

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2008 the Fund owns 100% of the Portfolio.

The following summarizes the Portfolio's significant policies.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Portfolio follows the Fund's procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Portfolio. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     18 | Quarterly Statement of Investments

FT (Mauritius) Offshore Investments Limited

3. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Portfolio believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Portfolio is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                     Quarterly Statement of Investments | 19




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    September 26, 2008


By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date    September 26, 2008





                                   Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration






I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer